                           AIM SUMMIT FUND, INC.

                               CLASS I SHARES

                     Supplement dated February 4, 2000
                   to the Prospectus dated March 1, 1999,
                          as revised July 1, 1999



At a meeting held on February 3, 2000, the Board of Directors of AIM Summit Fund, Inc. (the fund) voted to request shareholders to approve the following items that will affect the fund:

- Adoption of a Distribution Plan for the Class I shares of the fund. Under the Distribution Plan and a related distribution agreement, the fund will pay a fee of 0.10% of the average daily net assets attributable to Class I shares held in AIM Summit Investors Plans I;

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the fund and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are
           (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Directors of the fund has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                           AIM SUMMIT FUND, INC.

                              CLASS II SHARES

                     Supplement dated February 4, 2000
                   to the Prospectus dated July 1, 1999,
                        as revised October 22, 1999



At a meeting held on February 3, 2000, the Board of Directors of AIM Summit Fund, Inc. (the fund) voted to request shareholders to approve the following items that will affect the fund:

- A Plan of Recapitalization pursuant to which the Class II shares of the fund will be reclassified as Class I shares of the fund;

- An Agreement and Plan of Reorganization which provides for the reorganization of the fund, which is currently a Maryland corporation, as a Delaware business trust;

- A new advisory agreement between the fund and A I M Advisors, Inc. (AIM). The principal changes to the advisory agreement are
           (i) the deletion of references to the provision of administrative services and certain expense limitations that are no longer applicable, and (ii) the clarification of provisions relating to delegations of responsibilities and the non-exclusive nature of AIM's services. The revised advisory agreement does not change the fees paid by the fund (except that the agreement permits the fund to pay a fee to AIM in connection with any new securities lending program implemented in the future); and

- Changing the fund's fundamental investment restrictions. The proposed revisions to the fund's fundamental investment restrictions are described in a supplement to the fund's statement of additional information.

The Board of Directors of the fund has called a meeting of the fund's shareholders to be held on or about May 3, 2000 to vote on these and other proposals. Only shareholders of record as of February 18, 2000 will be entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

                              AIM SUMMIT FUND, INC.
                                 CLASS I SHARES

                        Supplement dated February 4, 2000
         to the Statement of Additional Information dated March 1, 1999, as revised October 1, 1999 and as supplemented January 26, 2000


At a meeting held on February 3, 2000, the Board of Directors of AIM Summit Fund, Inc. (the "Fund"), on behalf of Class I Shares, voted to request shareholder approval to amend the Fund's fundamental investment restrictions. The Board of Directors has called a meeting of the Fund's shareholders to be held on or about May 3, 2000. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

If shareholders approve the proposal to amend the Fund's fundamental investment restrictions, the Fund will operate under the following Fundamental investment restrictions:

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

          (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

          (b) the Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

          (c) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

          (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (g) the Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Directors has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market Funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM Fund). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the Fund's total assets.

     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM Fund, on such terms and conditions as the SEC may require in an exemptive order.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

Effective immediately, the following new section is added after the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - ILLIQUID SECURITIES" on page 25 of the Statement of Additional Information:

     "EQUITY-LINKED DERIVATIVES

          The Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "Investment in Other Investment Companies."

Effective immediately, the following replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 26 of the Statement of Additional
Information:

          "The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company;
     (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the Fund. With respect to the Fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."

                              AIM SUMMIT FUND, INC.
                                 CLASS II SHARES

                        Supplement dated February 4, 2000
         to the Statement of Additional Information dated July 1, 1999, as revised October 1, 1999 and as supplemented January 26, 2000

At a meeting held on February 3, 2000, the Board of Directors of AIM Summit Fund, Inc. (the "Fund"), on behalf of Class II Shares, voted to request shareholder approval to amend the fund's fundamental investment restrictions. The Board of Directors has called a meeting of the Fund's shareholders to be held on or about May 3, 2000. Only shareholders of record as of February 18, 2000 are entitled to vote at the meeting. Proposals that are approved are expected to become effective on or about May 24, 2000.

If shareholders approve the proposal to amend the Fund's fundamental investment restrictions, the Fund will operate under the following fundamental investment restrictions:

The Fund is subject to the following investment restrictions, which may be changed only by a vote of a majority of the Fund's outstanding shares:

          (a) the Fund is a "diversified company" as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the 1940 Act laws and interpretations) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act laws and interpretations, the 1940 Act laws, interpretations and exemptions). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act laws, interpretations and exemptions.

          (b) the Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act laws, interpretations and exemptions.

          (c) the Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the Securities Act of 1933.

          (d) the Fund will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act laws, interpretations and exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund's investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

          (e) the Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

          (f) the Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

          (g) the Fund may not make personal loans or loans of its assets to persons who control or are under common control with the fund, except to the extent permitted by 1940 Act laws, interpretations and exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.

The investment restrictions set forth above provide the Fund with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though the Fund has this flexibility, the Board of Directors has adopted internal guidelines for the Fund relating to certain of these restrictions which the adviser must follow in managing the Fund. Any changes to these guidelines, which are set forth below, require the approval of the Board of Directors.

     1. In complying with the fundamental restriction regarding issuer diversification, the Fund will not, with respect to 75% of its total assets, purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities), if, as a result, (i) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or
          (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may (i) purchase securities of other investment companies as permitted by Section 12(d)(1) of the 1940 Act and (ii) invest its assets in securities of other money market funds and lend money to other investment companies and their series portfolios that have AIM as an investment adviser, subject to the terms and conditions of any exemptive orders issued by the SEC.

     2. In complying with the fundamental restriction regarding borrowing money and issuing senior securities, the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). The Fund may borrow from banks, broker/dealers or other investment companies or their series portfolios that have AIM or an affiliate of AIM as an investment advisor (an AIM fund). The Fund may not borrow for leveraging, but may borrow for temporary or emergency purposes, in anticipation of or in response to adverse market conditions, or for cash management purposes. The Fund may not purchase additional securities when any borrowings from banks exceed 5% of the fund's total assets.

     3. In complying with the fundamental restriction regarding industry concentration, the Fund may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.

     4. In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to another AIM fund, on such terms and conditions as the SEC may require in an exemptive order.

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from changes in values of assets will not be considered a violation of the restriction.

Effective immediately, the following new section is added after the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS -ILLIQUID SECURITIES" on page 27 of the Statement of Additional Information:

     "EQUITY-LINKED DERIVATIVES

          The Fund may invest in equity-linked derivative products designed to replicate the composition and performance of particular indices. Examples of such products include S&P Depositary Receipts ("SPDRs"), World Equity Benchmark Series ("WEBs"), NASDAQ 100 tracking shares ("QQQs"), Dow Jones Industrial Average Instruments ("DIAMONDS") and Optomised Portfolios as Listed Securities ("OPALS"). Investments in equity-linked derivatives involve the same risks associated with a direct investment in the types of securities included in the indices such products are designed to track. There can be no assurance that the trading price of the equity-linked derivatives will equal the underlying value of the basket of securities purchased to replicate a particular index or that such basket will replicate the index. Investments in equity-linked derivatives may constitute investment in other investment companies. See "Investment in Other Investment Companies.""

Effective immediately, the following replaces in its entirety the paragraph appearing under the heading "INVESTMENT STRATEGIES AND RISKS - INVESTMENT IN OTHER INVESTMENT COMPANIES" on page 27 of the Statement of Additional
Information:

          "The Fund may invest in other investment companies to the extent permitted by the 1940 Act, and rules and regulations thereunder, and if applicable, exemptive orders granted by the SEC. The following restrictions apply to investments in other investment companies other than Affiliated Money Market Funds (defined below): (i) the Fund may not purchase more than 3% of the total outstanding voting stock of another investment company;
     (ii) the Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) the Fund may not invest more than 10% of its total assets in securities issued by other investment companies other than Affiliated Money Market Funds. With respect to the Fund's purchase of shares of another investment company, including Affiliated Money Market Funds, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company. The Fund has obtained an exemptive order from the SEC allowing it to invest in money market funds that have AIM or an affiliate of AIM as an investment adviser (the "Affiliated Money Market Funds"), provided that investments in Affiliated Money Market Funds do not exceed 25% of the total assets of the fund. With respect to the fund's purchase of shares of the Affiliated Money Market Funds, the Fund will indirectly pay the advisory fees and other operating expenses of the Affiliated Money Market Funds."